Restructuring and Acquisition Related Expenses	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Restructuring and Related Activities [Abstract]
Restructuring and Acquisition Related Expenses
Restructuring and Acquisition Related Expenses
Acquisition Related Expenses
Acquisition related expenses, which include external costs such as advisory, legal and accounting fees, totaled $2.0 million and $6.0 million for the three and nine months ended September 30, 2013. Expenses incurred during the three and nine months ended September 30, 2013 included $1.4 million related to our U.K. paint acquisitions. Expenses for the nine months ended September 30, 2013 also included $3.6 million related to our acquisition of Sator in May 2013. These costs are expensed as incurred.
Acquisition Integration Plans
During the three and nine months ended September 30, 2013, we incurred $0.2 million and $1.4 million, respectively, of restructuring expenses primarily related to the integration of certain of our 2012 acquisitions. Our integration activities included the closure of duplicate facilities, termination of employees in connection with the consolidation of overlapping facilities with our existing business, moving expenses, and other third party services directly related to our acquisitions. We expect our integration plans for these acquisitions to be completed by the end of 2013. Remaining costs to complete these integration activities are expected to be immaterial.
Beginning in the fourth quarter of 2013, we expect to initiate restructuring plans to integrate certain of our 2013 European acquisitions into our existing operations. Our restructuring plans include the closure of duplicate facilities, elimination of overlapping delivery routes and termination of employees in duplicate functions. Restructuring costs are estimated to be approximately $4.0 million, which includes severance, moving costs and other facility closure costs. The majority of the integration activities related to these acquisitions is expected to be completed by the end of 2014.
During the three and nine months ended September 30, 2012, we incurred $0.1 million and $1.4 million, respectively, of restructuring and acquisition related expenses related to certain of our 2011 and 2012 acquisitions. Our integration activities included the closure of duplicate facilities, termination of employees in connection with the consolidation of overlapping facilities with our existing business, moving expenses, and other third party services directly related to our acquisitions. These integration activities were substantially completed in 2012.
Refurbished Bumper and Wheel Restructuring
In the second quarter of 2012, we initiated a restructuring plan to improve the operational efficiency of our refurbished product operations and to reduce the cost structure of the related refurbished bumper and wheel product lines. As part of the restructuring plan, we consolidated certain of our bumper and wheel refurbishing operations, with a focus on increasing output at the remaining operations to improve economies of scale. Restructuring costs included the write off of disposed assets, severance costs for termination of overlapping headcount, costs to move equipment and inventory, and excess facility costs. These costs are expensed as incurred, when the costs meet the criteria to be accrued, or, in the case of non-performing lease reserves, at the cease-use date of the facility. During the nine months ended September 30, 2012, we incurred $1.1 million related to this restructuring plan. These restructuring activities were substantially completed in 2012.

Restructuring and Acquisition Related Expenses
Refurbished Bumper and Wheel Restructuring
In the second quarter of 2012, we initiated a restructuring plan to improve the operational efficiency of our refurbished product operations and to reduce the cost structure of the related refurbished bumper and wheel product lines. As part of the restructuring plan, we consolidated certain of our bumper and wheel refurbishing operations, with a focus on increasing output at the remaining operations to improve economies of scale. Restructuring costs included the write off of disposed assets, severance costs for termination of overlapping headcount, costs to move equipment and inventory, and excess facility costs. These costs are expensed as incurred, when the costs meet the criteria to be accrued, or, in the case of non-performing lease reserves, at the cease-use date of the facility. During the year ended December 31, 2012, we incurred $1.1 million of expense related to this restructuring plan. We are in the process of finalizing our restructuring plan, and we do not expect the remaining expenses to complete our plan will be material.
Akzo Nobel Paint Business Integration
With our acquisition of the Akzo Nobel paint business in the second quarter of 2011, we initiated certain restructuring activities to integrate the acquired paint distribution locations into our existing business. Our restructuring plan included the closure of duplicate facilities, elimination of overlapping delivery routes and termination of employees in connection with the consolidation of the overlapping facilities and delivery routes. During the year ended December 31, 2011, we incurred $2.6 million of charges primarily related to excess facility costs, which were expensed at the cease-use date for the facilities. We substantially completed the integration activities related to the Akzo Nobel paint business acquisition as of December 31, 2011.
Other Acquisition Integration Plans and Acquisition Related Expenses
During the year ended December 31, 2012, we incurred $1.2 million of restructuring expenses related to the integration of certain of our 2011 and 2012 acquisitions. These integration activities included the closure of duplicate facilities, termination of employees in connection with the consolidation of overlapping facilities with our existing business, and moving expenses. Future expenses to complete these integration plans in the first half of 2013, including expenses for additional closures of overlapping facilities and termination of duplicate headcount, are not expected to exceed $1 million. Acquisition related expenses, which consist of external costs directly related to our acquisitions, such as closing costs and advisory, legal, accounting, valuation and other professional fees, totaled $0.5 million during the year ended December 31, 2012. These costs are expensed as incurred.
During the year ended December 31, 2011, we incurred $1.8 million of restructuring costs in addition to the expenses related to the Akzo Nobel integration. These expenses included $1.4 million related to the integration plan for our 2010 acquisition of Cross Canada and $0.4 million related to the integration of certain of our other 2010 and 2011 acquisitions. Our restructuring plan related to our acquisition of Cross Canada included the integration of the acquired business into our existing Canadian operations, as well as the transition of certain corporate functions to our corporate headquarters and our field support center in Nashville. This integration plan was completed in 2011. During the year ended December 31, 2011, we also incurred $3.2 million of acquisition related expenses, primarily related to our fourth quarter 2011 acquisition of ECP.
During the year ended December 31, 2010, we incurred $0.7 million of restructuring expenses related to our acquisition of Greenleaf on October 1, 2009. The restructuring plan included the integration of the acquired Greenleaf operations in our existing wholesale recycled operations, which resulted in the combination or closure of duplicate facilities and delivery routes. The restructuring activities related to the Greenleaf acquisition were substantially completed in 2010.